Federated Hermes Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—4.6%
		Federal Home Loan Mortgage Corporation—2.6%
$ 53,127		FHLMC REMIC, Series 3122, Class FE, 5.493% (1-month USLIBOR +0.300%), 3/15/2036	$ 52,593
248,620		FHLMC REMIC, Series 3241, Class FM, 5.573% (1-month USLIBOR +0.380%), 11/15/2036	244,561
3,240,540		FHLMC REMIC, Series 4255, Class KF, 5.643% (1-month USLIBOR +0.450%), 10/15/2043	3,173,225
2,022,236		FHLMC REMIC, Series 4281, Class LF, 5.693% (1-month USLIBOR +0.500%), 12/15/2043	1,999,911
3,743,772		FHLMC REMIC, Series 4313, Class FM, 5.643% (1-month USLIBOR +0.450%), 3/15/2044	3,615,749
420,331		FHLMC REMIC, Series 4604, Class FB, 5.593% (1-month USLIBOR +0.400%), 8/15/2046	409,112
582,589		FHLMC REMIC, Series 4867, Class FA, 5.593% (1-month USLIBOR +0.400%), 3/15/2049	568,557
1,622,721		FHLMC REMIC, Series 4903, Class NF, 5.550% (1-month USLIBOR +0.400%), 8/25/2049	1,586,264
2,234,372		FHLMC REMIC, Series 4911, Class FB, 5.600% (1-month USLIBOR +0.450%), 9/25/2049	2,190,866
		TOTAL	13,840,838
		Federal National Mortgage Association—2.0%
589,593		FNMA REMIC, Series 2006-42, Class FB, 5.560% (1-month USLIBOR +0.410%), 6/25/2036	581,372
302,433		FNMA REMIC, Series 2006-99, Class AF, 5.570% (1-month USLIBOR +0.420%), 10/25/2036	298,428
207,566		FNMA REMIC, Series 2006-111, Class FA, 5.530% (1-month USLIBOR +0.380%), 11/25/2036	204,506
46,644		FNMA REMIC, Series 2010-134, Class BF, 5.580% (1-month USLIBOR +0.430%), 10/25/2040	46,294
84,823		FNMA REMIC, Series 2010-135, Class FP, 5.550% (1-month USLIBOR +0.400%), 12/25/2040	83,110
671,559		FNMA REMIC, Series 2010-141, Class FB, 5.620% (1-month USLIBOR +0.470%), 12/25/2040	661,231
163,333		FNMA REMIC, Series 2012-79, Class F, 5.600% (1-month USLIBOR +0.450%), 7/25/2042	160,505
586,207		FNMA REMIC, Series 2012-141, Class FA, 5.450% (1-month USLIBOR +0.300%), 12/25/2042	570,782
3,340,724		FNMA REMIC, Series 2016-50, Class FM, 5.550% (1-month USLIBOR +0.400%), 8/25/2046	3,294,312
2,485,189		FNMA REMIC, Series 2018-35, Class FA, 5.450% (1-month USLIBOR +0.300%), 5/25/2048	2,384,526
2,568,826		FNMA REMIC, Series 2019-24, Class BF, 5.550% (1-month USLIBOR +0.400%), 5/25/2049	2,529,385
		TOTAL	10,814,451
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,195,947)	24,655,289
		ASSET-BACKED SECURITIES—4.6%
		Automotive—1.5%
500,000		BMW Vehicle Lease Trust 2023-1, Class A2, 5.270%, 2/25/2025	499,045
900,000	[1]	Citizens Auto Receivables Trust 2023-1, Class FLT, 6.018% (30-DAY AVERAGE SOFR +0.950%), 7/15/2026	898,159
430,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	428,373
500,000		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	493,717
400,000	[1]	GM Financial Automobile Leasing 2023-2, Class A2B, 5.886% (30-DAY AVERAGE SOFR +0.820%), 10/20/2025	400,918
870,061		Hyundai Auto Lease Securitization Trust 2023 - A, Class A2A, 5.200%, 4/15/2025	866,771
900,000	[1]	Hyundai Auto Lease Securitization Trust 2023-B, Class A2B, 5.816% (30-DAY AVERAGE SOFR +0.750%), 9/15/2025	901,509
125,000	[1]	Hyundai Auto Receivables Trust 2023-A, Class A2B, 5.816% (30-DAY AVERAGE SOFR +0.750%), 12/15/2025	125,195
400,000		Nissan Auto Lease Trust 2023-A, Class A2A, 5.100%, 3/17/2025	398,374
900,000	[1]	Nissan Auto Lease Trust 2023-B, Class A2B, 5.685% (30-DAY AVERAGE SOFR +0.620%), 8/15/2025	898,346
194,320	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 5.750% (SOFR +0.690%), 1/15/2026	194,614
550,000		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	547,783
750,000		World Omni Auto Receivables Trust 2023-A, Class A2A, 5.180%, 7/15/2026	747,183
300,000	[1]	World Omni Auto Receivables Trust 2023-B, Class A2B, 5.580% (30-DAY AVERAGE SOFR +0.710%), 11/16/2026	300,583
400,000	[1]	World Omni Automobile Lease Securitization Trust 2023-A, Class A2B, 5.300% (30-DAY AVERAGE SOFR +0.430%), 11/17/2025	400,685
		TOTAL	8,101,255
		Construction Machinery—0.3%
400,000		CNH Equipment Trust 2023-A, Class A2, 5.340%, 9/15/2026	398,679

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Construction Machinery—continued
$ 1,000,000		John Deere Owner Trust 2023-A, Class A2, 5.280%, 3/16/2026	$ 995,489
275,000		Kubota Credit Owner Trust 2023-1A, Class A2, 5.400%, 2/17/2026	273,112
		TOTAL	1,667,280
	[1]	Finance Companies—1.2%
1,250,000		Elmwood CLO, 23 Ltd. 2023-2A, Class A, 6.856% (SOFR +1.800%), 4/16/2036	1,246,574
500,000		Elmwood CLO, 23 Ltd. 2023-2A, Class B, 7.306% (SOFR +2.250%), 4/16/2036	497,326
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 6.860% (SOFR +2.050%), 4/20/2034	732,892
1,000,000		GoldenTree Loan Management US 2023-17A, Class A, 6.997% (SOFR +1.750%), 7/20/2036	1,000,157
500,000		GoldenTree Loan Management US 2023-17A, Class B, 7.697% (SOFR +2.450%), 7/20/2036	500,644
500,000		Palmer Square Loan Funding Ltd. 2022-5A, Class C, 8.570% (SOFR +3.910%), 1/15/2031	489,135
1,000,000		Rockland Park CLO Ltd. 2021-1A, Class C, 6.710% (SOFR +1.900%), 4/20/2034	969,668
1,000,000		Stratus CLO, 2022-1A, Class D, 8.890% (SOFR +4.250%), 7/20/2030	971,107
		TOTAL	6,407,503
		Other—1.6%
1,170,882	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.120% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	1,171,354
900,000		Dell Equipment Finance Trust 2023-1, Class A2, 5.650%, 9/22/2028	898,176
800,000		Dell Equipment Finance Trust 2023-2, Class A2, 5.840%, 1/22/2029	801,674
1,000,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	990,451
800,000		DLLMT LLC 2023-1A, Class A2, 5.780%, 11/20/2025	796,572
300,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/15/2026	292,587
800,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	785,373
1,300,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	1,276,876
750,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	737,947
550,000		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	546,913
		TOTAL	8,297,923
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $24,641,552)	24,473,961
	[1]	FLOATING RATE LOANS—0.7%
		Cable Satellite—0.3%
1,670,611		DirecTV Financing, LLC, Term Loan–1st Lien, 10.217% (SOFR CME +5.000%), 8/2/2027	1,636,965
		Industrial - Other—0.1%
372,942		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 7.480%–7.600% (1-month USLIBOR +2.500%, 3-month USLIBOR +2.250%), 2/11/2028	372,242
		Lodging—0.2%
1,000,000		Wyndham Hotels & Resorts, Inc., 2023 Term Loan B–1st Lien, 7.452% (SOFR CME +2.250%), 5/24/2030	1,001,695
		Technology—0.1%
663,716		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 7.467% (SOFR CME +2.250%), 12/1/2028	662,920
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $3,704,003)	3,673,822
		CORPORATE BONDS—0.6%
		Airlines—0.1%
320,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	321,087
		Communications - Telecom Wirelines—0.0%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	300,088
	[1]	Finance Companies—0.3%
1,000,000		American Express Co., Sr. Unsecd. Note, 5.506% (SOFR +0.760%), 2/13/2026	998,065
400,000		American Express Co., Sr. Unsecd. Note, 5.786% (SOFR +0.930%), 3/4/2025	402,670
		TOTAL	1,400,735

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—0.2%
$ 1,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	$ 955,682
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,016,325)	2,977,592
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
23,302		FHLMC ARM, 3.828%, 7/1/2034	23,402
45,509		FHLMC ARM, 4.219%, 8/1/2035	45,742
26,283		FHLMC ARM, 4.625%, 5/1/2036	26,855
20,873		FHLMC ARM, 5.241%, 5/1/2034	21,126
		TOTAL	117,125
		Federal National Mortgage Association ARM—0.0%
14,154		FNMA ARM, 3.920%, 9/1/2035	14,288
47,113		FNMA ARM, 3.960%, 2/1/2036	47,275
12,813		FNMA ARM, 4.453%, 4/1/2034	13,071
		TOTAL	74,634
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $195,001)	191,759
		INVESTMENT COMPANIES—89.0%
49,318,189		Bank Loan Core Fund	427,588,699
5,401,269		Project and Trade Finance Core Fund	47,261,101
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $520,596,599)	474,849,800
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $577,349,427)[2]	530,822,223
		OTHER ASSETS AND LIABILITIES - NET—0.5%	2,413,956
		TOTAL NET ASSETS—100%	$533,236,179
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2023, were as follows:
Affiliated	Value as of 3/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2023	Shares Held as of 6/30/2023	Dividend Income
Affiliated Issuers no longer in the portfolio at period end	$381,454	$—	$(70,622)	$2,285,715	$(2,596,547)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$381,454	$—	$(70,622)	$2,285,715	$(2,596,547)	$—	—	$—

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2023	$494,921,426	$—	$53,227,754	$548,149,180
Purchases at Cost	$—	$41,216,715	$—	$41,216,715
Proceeds from Sales	$(64,500,000)	$(41,216,660)	$(6,000,000)	$(111,716,660)
Change in Unrealized Appreciation/Depreciation	$5,563,976	$—	$239,400	$5,803,376
Net Realized Gain/(Loss)	$(8,396,703)	$(55)	$(206,053)	$(8,602,811)
Value as of 6/30/2023	$427,588,699	$—	$47,261,101	$474,849,800
Shares Held as of 6/30/2023	49,318,189	—	5,401,269	54,719,458
Dividend Income	$10,538,059	$29,559	$980,940	$11,548,558

*	At June 30, 2023, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 80.2% of its net assets at June 30, 2023. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$24,655,289	$—	$24,655,289
Asset-Backed Securities	—	24,473,961	—	24,473,961
Floating Rate Loans	—	3,673,822	—	3,673,822
Corporate Bonds	—	2,977,592	—	2,977,592
Adjustable Rate Mortgages	—	191,759	—	191,759
Investment Companies[1]	427,588,699	—	—	474,849,800
TOTAL SECURITIES	$427,588,699	$55,972,423	$—	$530,822,223

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $47,261,101 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate